Note 12 - Notes Payable	3 Months Ended
Sep. 30, 2012
Note Payable
Note 12 - Notes Payable

Notes payable at September 30, 2012 is summarized as follows:

	September 30,	March 31,
Vacant Land	2012	2012

Twentynine Palms North	$-	$32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551	-
Yucca Valley East	136,366	-
	$541,917	$202,084
Current
Newberry Springs	$37,100	$37,100
Twentynine Palms North	32,084	-
	$69,184	$37,100
Total	$611,101	$239,184

On March 17, 2011, Coronus completed the Newberry Springs Vacant Land Purchase Agreement to acquire a 20 acre parcel of vacant land, situated in Newberry Springs, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $37,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $100 (March 31, 2012: $100).

On May 16, 2011, Coronus completed the Twentynine Palms North Vacant Land Purchase Agreement to acquire a 39.25 acre parcel of vacant land, situated north of Twentynine Palms, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $32,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $84 (March 31, 2012: $84).

On June 30, 2011, Coronus completed the Joshua Tree East Vacant Land Purchase Agreement to acquire a 56.03 acre parcel of vacant land, situated east of Joshua Tree, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $170,000 for three years at 6.5% per annum interest, with monthly payments of interest only.

On April 19, 2012, Coronus completed the Adelanto West Vacant Land Purchase Agreement to acquire a 40 acre parcel of vacant land, situated in the City of Adelanto, County of San Bernardino, California. The vendor agreed to carry back the balance amount of $235,000 for three years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $551 (March 31, 2012: $nil).

On August 17, 2012, Coronus completed the Yucca Valley East Vacant Land Purchase Agreement to acquire a 34.07 acre parcel of vacant land, situated east of Yucca Valley, in the County of San Bernardino, California. The vendor agreed to carry back the balance amount of $136,000 for two years at 6.5% per annum interest, with monthly payments of interest only. At September 30, 2012, the Company has accrued interest payable of $366 (March 31, 2012: $nil).